Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ASSETS:
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 408,695,280	$ 386,141,513
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	19,805,841	23,249,400
Allowance For Loan Losses	$ 9,225,574	$ 9,171,717
Shareholders' Equity:
Serial Preferred Stock Par Value Per Share	$ 0.01	$ 0.01
Serial Preferred Stock Shares Authorized	200,000	200,000
Serial Preferred Stock Shares Issued	22,000	22,000
Serial Preferred Stock Shares Outstanding	22,000	22,000
Common Stock Par Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	5,000,000	5,000,000
Common Stock Shares Issued	3,157,787	3,154,829
Common Stock Shares Outstanding	2,956,854	2,953,896
Treasury Stock Shares Held	200,933	200,933